NET INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME/(LOSS) PER SHARE
Schedule of components of basic and diluted net income/(loss) per share

	Year ended December 31,
	2022		2023		2024
	Class A	Class B	Class A	Class B	Class A	Class B
Net (loss)/income from continuing operations, allocated for basic	(162.5)	(17.5)	(308.6)	(32.9)	(343.5)	(50.0)
Reallocation of net (loss)/income from continuing operations as a result of conversion of Class B to Class A shares	(17.5)	—	(32.9)	—	(50.0)	—
Reallocation of net (loss)/income from continuing operations to Class B shares	—	0.5	—	(0.1)	—	—
Net (loss)/income from continuing operations, allocated for diluted	(180.0)	(17.0)	(341.5)	(33.0)	(393.5)	(50.0)
Net (loss)/income from discontinuing operations, allocated for basic	835.8	89.8	526.7	56.1	(216.4)	(31.5)
Reallocation of net (loss)/income from discontinuing operations as a result of conversion of Class B to Class A shares	89.8	—	56.1	—	(31.5)	—
Reallocation of net (loss)/income from discontinuing operations to Class B shares	—	(15.8)	—	(0.1)	—	0.5
Effect of convertible debt restructuring, net of tax	(159.2)	—	—	—	—	—
Net (loss)/income from discontinued operations, allocated for diluted	766.4	74.0	582.8	56.0	(247.9)	(31.0)
Weighted average ordinary shares used in per share computation — basic	332,321,580	35,698,674	335,141,012	35,698,674	245,306,552	35,698,674
Effect of:
Conversion of Class B to Class A shares	35,698,674	—	35,698,674	—	35,698,674	—
Weighted average ordinary shares used in per share computation — diluted	368,020,254	35,698,674	370,839,686	35,698,674	281,005,226	35,698,674
Net loss per share from continuing operations attributable to ordinary shareholders:
Basic	(0.49)	(0.49)	(0.92)	(0.92)	(1.40)	(1.40)
Diluted	(0.49)	(0.49)	(0.92)	(0.92)	(1.40)	(1.40)
Net income/(loss) per share from discontinued operations attributable to ordinary shareholders:
Basic	2.52	2.52	1.57	1.57	(0.88)	(0.88)
Diluted	2.08	2.08	1.57	1.57	(0.88)	(0.88)
Net income/(loss) per share attributable to ordinary shareholders:
Basic	2.03	2.03	0.65	0.65	(2.28)	(2.28)
Diluted	1.59	1.59	0.65	0.65	(2.28)	(2.28)